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                                                               November 22, 1995


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549


          RE: RULE 24F-2 NOTICE FOR KEYSTONE AMERICA HARTWELL EMERGING GROWTH FUND, INC. (THE "FUND"); REGISTRATION STATEMENT NO. 2-28719/811-1633


Sirs and Madams:

         Pursuant to Rule 24f-2(b)(1) under the Investment Company Act of 1940 (the "Act"), you are hereby notified as follows:

      (i) The fiscal year of the Fund for which this Notice is filed is the year ended September 30, 1995.

     (ii) The number of shares of the Fund registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 that remained unsold at the beginning of such fiscal year: -0-

    (iii) The number of shares of the Fund registered during such fiscal year other than pursuant to Rule 24f-2: 2,123,674

     (iv)  The number of shares of the Fund sold during such fiscal year:

         Class A Shares    Class B Shares     Class C Shares         Total

             854,955           1,182,673            78,392           2,116,020
         $20,441,268         $28,569,597        $1,830,368         $50,841,233

      (v) The number of shares of the Fund sold during such fiscal year in reliance upon registration pursuant to Rule 24f-2 was:
                                      2,116,020
                                    $50,841,233
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Securities and Exchange Commission
Page 2
November 22, 1995

Pursuant to Rule 24f-2(c), the filing fee for this Notice was calculated as follows:

(a)  Actual aggregate sales price of
     shares sold pursuant to Rule 24f-2
     during the fiscal year:                                      $50,841,233

(b)  Reduced by the difference between:

     (1) The actual aggregate redemption
         price of shares of the Fund
         redeemed during the fiscal
         year:                                 $81,269,378

         and

     (2) The actual aggregate redemption
         price of such redeemed shares
         previously applied pursuant to
         Rule 24e-2(a) in filings made
         pursuant to Section 24(e)(1) of
         the Act:                              $ -0-

                                                                ($30,428,145)
                                               -----------------------------
(c)  Net aggregate sales price:                                 ($30,428,145)

(d)  Fee computed at 1/29 of 1%:                                 $  -0-


         An opinion of counsel with respect to the legality of the above shares accompanies this notice. If you have any questions or would like further information, please call me at (617) 338-3686.


                                               Sincerely yours,

                                           /s/ Melina M. T. Murphy

                                               Melina M. T. Murphy
                                               Assistant Secretary
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                                                               November 22, 1995



Keystone America Hartwell Emerging Growth Fund, Inc.
200 Berkeley Street
Boston, Massachusetts  02116-5034


         RE: NOTICE PURSUANT TO RULE 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT")


Gentlemen:

         I am Senior Vice President of and General Counsel to Keystone Investment Management Company (formerly named Keystone Custodian Funds, Inc.), investment adviser to Keystone America Hartwell Emerging Growth Fund, Inc. (the "Fund"). You have asked for my opinion with respect to the issuance of 2,116,020 additional shares of the Fund under the Fund's Certificate of Incorporation, as amended ("Certificate of Incorporation"), and pursuant to the Fund's indefinite registration of such shares under Rule 24f-2 under the 1940 Act. The Fund is filing its Rule 24f-2 Notice to which this opinion is appended to make the issuance of such shares definite in number for its fiscal year ended September 30, 1995.

         To my knowledge, a Prospectus is on file with the Securities and Exchange Commission as part of Post-Effective Amendment No. 44 to the Fund's Registration Statement covering the public offering and sale of the Fund's shares for the period during which such shares were issued.

         In my opinion, such shares, if issued and sold in accordance with the Fund's Certificate of Incorporation, By-Laws, as amended ("By-Laws"), and offering Prospectus, were legally issued, fully paid and nonassessable by the Fund, entitling the holders thereof to the rights set forth in the Certificate of Incorporation and By-Laws and subject to the limitations stated therein.

         My opinion is based upon my examination of the Certificate of Incorporation; a review of the minutes of the Fund's Board of Directors, signed by the Secretary of the Fund, authorizing the registration of shares pursuant to Rule 24f-2 under the 1940 Act and the issuance of such additional shares; and the Fund's Prospectus. In my examination of such documents, I have assumed the genuineness of all signatures and the conformity of copies to originals.

         I hereby consent to the use of this opinion in connection with the Fund's Rule 24f-2 Notice making definite the number of such additional shares issued.


                                               Sincerely yours,


                                               Rosemary D. Van Antwerp
                                               Senior Vice President
                                               and General Counsel